Finance Lease Liabilities (Details) - Schedule of Financing Lease Liabilities	12 Months Ended
Jun. 30, 2024 USD ($)
Finance Lease Liabilities (Details) - Schedule of Financing Lease Liabilities [Line Items]
Beginning balance of unrecognized finance expense	$ 171,401
Increase/ (Decrease) in unrecognized finance expense	(174,226)
Payment for unrecognized finance expense
Exchange rate translation of unrecognized finance expense	2,825
Ending balance of unrecognized finance expense
Beginning balance of total financing lease liabilities	340,279
Increase/ (Decrease) in total financing lease liabilities	(345,495)
Payment for total financing lease liabilities
Exchange rate translation of total financing lease liabilities	5,216
Ending balance of total financing lease liabilities
Company vehicles [Member]
Finance Lease Liabilities (Details) - Schedule of Financing Lease Liabilities [Line Items]
Beginning balance of financing lease liabilities	168,878
Increase/ (Decrease) in financing lease liabilities	(171,269)
Payment for financing lease liabilities
Exchange rate translation of financing lease liabilities	2,391
Ending balance of financing lease liabilities